Supplementary Information To The Consolidated Statements Of Loss (Tables)	9 Months Ended
Dec. 31, 2023
Schedule Of Employees Salaries, fees and Benefits
	Nine months ended December 31,
	2023	2022
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	3,834,000	4,494,000
Administration expenses	241,000	172,000
	4,075,000	4,666,000

Schedule of Office And Administration Expenses
	Nine months ended December 31,
	2023	2022
	($)	($)
Salaries and Benefits	235,000	171,000
Data processing and retention	17,000	11,000
Insurance	22,000	22,000
Other office expenses	22,000	15,000
	296,000	219,000